Acquisitions	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Acquisitions
3.	ACQUISITIONS

Acquisition of Tantan
On May 31, 2018, the Group acquired 100% equity interest of Tantan, a leading social and dating app for the younger generation that was founded in 2014. The Group believes that the acquisition of Tantan helps to enrich its product line, expands its user base and strengthens its leading position in China’s open social market.
The consideration consisted of RMB3,930,246 of cash, of which RMB3,845,900 was paid as of December 31, 201
9
. The consideration also included 5,328,853 newly issued Class A ordinary shares of the Company which were fully issued as of the acquisition date.

Cash consideration	3,930,246
Fair value of ordinary shares issued	784,215
Total consideration	4,714,461

The transaction was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction was determined by the Group with the assistance of an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition was as follows:

	Indicated Value	Estimated useful lives
	RMB
Net tangible assets:
Cash and cash equivalents and short term investment	154,671
Accounts receivable	20,079
Other current asset	22,833
Property and equipment, net	46,160
Other non-current asset	3,030
Intangible assets
Trade name	640,600	10 years
Technology	26,100	3 years
User base	342,500	5 years
Total assets	1,255,973
Accounts payable	(21,037)
Other current liabilities	(262,533)
Deferred tax liabilities	(252,300)
Goodwill	3,994,358
Total consideration	4,714,461

The goodwill was mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.
The following information summarizes the results of operation attributable to the acquisition included in the Group’s consolidated statement of operations since the acquisition date:

Year ended December 31, 2018
RMB
Net revenue	417,998
Net loss	519,206

Pro forma information of acquisitions
The following unaudited pro forma information summarizes the results of operations of the Group for the years ended December 31, 201
7
and 201
8
assuming that the acquisition of Tantan occurred on January 1, 2017. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods as indicated, nor is it indicative of future operating results:

	Years ended December 31,
	201 7	201 8
	(Unaudited)	(Unaudited)
	RMB	RMB
Pro forma net revenue	8,887,543	13,511,439

Pro forma net income attributable to ordinary shareholders of Momo Inc.	1,627,664	2,383,646

Pro forma net income per ordinary share - basic	4.13	5.86
Pro forma net income per ordinary share - diluted	3.92	5.50